UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-06496


                              PIC GROWTH PORTFOLIO
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                    ----------------------------------------
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (626) 449-8500
                                                           --------------

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228


Date of fiscal year end:   OCTOBER 31, 2003
                           ----------------

Date of reporting period:  APRIL 30, 2003
                           --------------

Item 1: Reports to Stockholders -

SEMI-ANNUAL REPORT
PERIOD ENDING APRIL 30, 2003

FAMILY OF GROWTH-ORIENTED MUTUAL FUNDS
[ ] GROWTH FUND I

GROWTH STOCK
LEADERS FOR A HALF
CENTURY

WWW.PROVNET.COM

Contents

The Fund

2  President's Letter
3  The U.S. Equity Investment Environment
4  Fund Review
6  Outlook & Strategy
7  Statement of Assets and Liabilities
8  Statement of Operations
9  Statements of Changes in Net Assets
10 Financial Highlights
11 Notes to Financial Statements

The Portfolio

13 Statement of Net Assets
16 Statement of Operations
17 Statements of Changes in Net Assets
17 Selected Ratio Data
18 Notes to Financial Statements

PRESIDENT'S LETTER

WELCOME

Thank you for choosing Provident Investment Counsel. If you are a new investor to our family of funds, we welcome you. For many years, we have managed portfolios for major institutions, public funds, endowments, foundations and individuals.

We are pleased to offer our style consistent growth strategies that allow our shareholders to invest a portion of their overall investment plan into a portfolio of high quality, rapid growing companies.

Once again, thank you for choosing Provident Investment Counsel.

DEAR FELLOW SHAREHOLDERS:

The last three years have been difficult pills to swallow for growth equity investors. We can pinpoint many reasons for the market's unusual volatility, including the decline in confidence in long-term growth rates of technology stocks, corporate accounting scandals, continued geopolitical risks and the strength of the economic recovery. There is no question the market's volatility has been astonishing and, understandably, many investors are dismayed by the drastic shifts we have experienced.

After three consecutive years of bear market performance, the past six months have been a welcome relief. During this war-impacted period, Provident Investment Counsel's Funds ended the six-month period in positive territory and the popular market averages enjoyed a meaningful gain. For the six-months ended April 30, 2003 the NASDAQ Over-the-Counter Composite Index was up 10%, the broader S&P 500 Index posted a 4% gain and the Dow Jones Industrial Average came in at 2%. We have seen some rallies in U.S. equities this year, however we cannot be certain if this short-term phenomenon represents a turning point for the U.S. Markets and particularly growth equities. As we anticipate the growth investment style returning to favor, we remain focused on our extensive research efforts to identify those category-leading companies that are positioned to fully participate in any sustainable upswing in the marketplace.

Thank you for your patience during this difficult period in the capital markets, and for your continued commitment to growth equity investing.

Cordially,

Thomas M. Mitchell
President, PIC Investment Trust

April 30, 2003

THE U.S. EQUITY INVESTMENT ENVIRONMENT

The year 2002 will be remembered as one of the most difficult and painful in recent U.S. stock market history. Not since the period 1939-1941 have U.S. equities experienced three consecutive years of negative returns. During 2002, the market was tremendously rotational with companies and industries experiencing extreme volatility, and with stock price movements responding throughout the year, not so much to long-term fundamentals, but to short term non-market considerations. The poor investment environment was the combination of weaker than expected corporate profits exacerbated by numerous corporate accounting and governance scandals, investors' fears of terrorist activity, and the looming war with Iraq. Even though overall corporate earnings of the S&P 500 Index were up 5% for the year, the S&P 500 Index ended the year 2002 down significantly at -22%.

In the midst of the market volatility, we began 2003 with a positive outlook. As we started the year, corporate profits were recovering and balance sheets appeared stronger. Regulatory authorities and boards of directors were seriously addressing governance and accounting issues. More importantly, investor psychology seemed to be slowly improving. Similar to January 2003, the month of February 2003 was dominated by geo-political concerns, and daily market directions gyrated based upon the market perception of the Iraq situation. This impacted many industries including the oil and natural gas areas, which saw prices reaching new highs. However, despite the uncertainties that impacted stocks, we still saw solid growth prospects. We were encouraged by the earnings reports for the fourth quarter 2002 taking place in January and February 2003 as "visibility and tone" appeared to be improving.

In the week ended March 21, 2003 the broad stock market had its greatest one-week advance since 1982. In contrast to the months of January and February 2003, every U.S. equity asset class performed well in March 2003 as the question of whether we were going to war was answered. Performance for the first quarter 2003 finished on a positive note against an unstable macroeconomic backdrop. The emerging economic recovery, improving orders for capital goods, and better corporate cash flows were tempered by the uncertainty relating to the War in Iraq, rising energy prices, and a weak dollar. During this period growth stocks (as measured by the Russell 1000 Growth Index) outperformed value stocks (as measured by the Russell 1000 Value Index) as we believe investors began to focus on those companies that could grow earnings during the early stages of this economic recovery. The first quarter of 2003 proved to be quite encouraging as many U.S. growth companies unveiled better than expected revenue and earnings growth.

For the month of April 2003, better than expected corporate profits drove equity prices meaningfully higher. Early in the month the initial price advances were triggered by the quick success in the battle for Baghdad. However, as the month moved into first quarter earnings reporting season, the earnings news was much better than investors had been expecting and stock prices surged. At the six-month period ended April 30, 2003, all major market indices posted positive returns and we were encouraged that Provident Investment Counsel's Funds ended the period with positive average annual returns.(1)

Market Performance

                              --------------------------------
                               Calendar Year
                                  to Date       Six Months
                               Ended 4/30/03   Ended 4/30/03
                              --------------------------------
S&P 500 Index                       4.83%           4.48%
NASDAQ Composite                    9.64%          10.12%
Dow Jones Industrial Average        2.39%           2.16%

Russell 1000 Growth Index           6.25%           4.28%
Russell 1000 Value Index            3.51%           5.25%

Russell Mid Cap Growth Index        6.79%           8.19%
Russell Mid Cap Value Index         3.24%           7.13%

Russell 2000 Growth Index           5.22%           7.68%
Russell 2000 Value Index            3.94%           7.44%
        Source: Lipper, Inc.

(1) At net asset value (excluding the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares).

FUND REVIEW

PROVIDENT INVESTMENT COUNSEL'S

GROWTH FUND I

Six Months Ending April 30, 2003

--Provident Investment Counsel's Growth Fund I (the "Fund") was up 2.81% for the six-month period ended April 30, 2003. Strong performance from Health Technology, Consumer Non-durables and Industrial Services stocks drove positive results, with St Jude Medical Inc., Cisco systems Inc., Apollo Group Inc., and General Electric all posting strong results as did BJ Services Co., Xilinx Inc., and eBay Inc. Detracting from performance were Michaels Stores Inc., American International Group Inc. Millennium Pharmaceutical Inc., and Home Depot. As a new stock market cycle develops, which we believe is underway, attention always turns to higher quality companies that have more predictable earnings patterns, as that process takes place we expect the Fund to respond very positively.

-- We are encouraged by first quarter earnings results for the Fund and the market as a whole, and would note that earnings revisions for the S&P 500 looking out over the next 12 months are increasing for the first time in over two years. If this trend continues it will be solid evidence that the outlook for equities is markedly improving and would occasion our shifting some of the Fund's more defensive holdings into more opportunistic companies that would be linked to a more robust recovery.

Equity Sector Diversification:
(as of April 30, 2003)

                        % of Net
                         Assets

Health Technology       19.8%
Electronic Technology   19.0%
Finance                 14.0%
Retail Trade            11.8%
Consumer Services        8.9%
Technology Services      5.8%
Industrial Services      4.1%
Producer Manufacturing   3.3%
Health Care              3.3%
Health Services          2.4%
Transportation           1.7%
Process Industries       1.6%
Communications           0.7%

Top 10 Equity Holdings:                                                % of Net
(as of April 30, 2003)                                                   Assets

Pfizer, Inc.                                                              5.93%
Major producer of pharmaceuticals, hospital products, animal health lines, consumer products and specialty chemicals/minerals

Wal-Mart Stores, Inc.                                                     3.73%
Operates over 1600 discount stores which includes over 1,000 supercenters, 500 Sam's Clubs and 31 markets in the U.S.

Microsoft Corp.                                                           3.68%
Develops and markets systems and applications software for business and home use

Freddie Mac                                                               3.55%
Purchases mortgages from lenders throughout the U.S. and pools/packages them into securities that are sold to investors

Cisco Systems, Inc.                                                       3.49%
Worldwide leader in networking for the internet, providing hardware and software networking solutions

General Electric Co.                                                      3.26%
Manufacturer of aircraft engines, appliances, industrial products/ materials and power systems; also a provider of financial/insurance services and operates the NBC TV network

Merck & Co.                                                               3.18%
Develops and markets human and animal health products; also provides pharmaceutical benefit services through its subsidiary

Johnson & Johnson                                                         3.09%
Manufacturer of health care products and related services for consumer, pharmaceutical and professional markets

Viacom, Inc. - Class B                                                    2.89%
Owns and operates businesses in the entertainment industry; also engaged in theme park operations

Bed Bath & Beyond, Inc.                                                   2.80%
Operates 407 superstores in 44 states, selling better quality domestic merchandise and home furnishings Fund holdings are subject to change and are not recommendations to buy or sell any security

                                        Average Annualized Total Returns
                                          Periods Ended April 30, 2003
                                    ---------------------------------------
                                    One Year      Five Years      Ten Years
                                    ---------------------------------------
Provident Investment Counsel
Growth Fund I                       (20.44%)       (9.53%)         3.64%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The indices mentioned are unmanaged indices commonly used to measure performance of U.S. stocks. These indices do not incur expenses and are not available for investment.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.





See accompanying Notes to Financial Statements.

OUTLOOK & STRATEGY

FOCUS ON COMPANY FUNDAMENTALS

Throughout the years, we have known that we can do little to control investors' responses to political or geopolitical events. Rather, we can only concentrate on trying to fully understand the outlook and potential for individual companies within our Funds. When events such as those that have unfolded in recent years occur we can only be patient, knowing that such events are transitory and that, on a longer-term horizon, earnings per share growth is the critical determinant to stock price appreciation.

It is important to remember that Provident's investment team focuses on bottom-up stock selection as the heart of the portfolio construction process. Our stock selection process concentrates on those companies with above average earnings growth that can sustain or accelerate their growth rates from current levels. We look for companies that are able to increase both their earnings growth rates as well as their revenues. That means that company-specific estimates must take into account the drivers of "top-line" revenue, such as their ability to sell more products and/or increase prices, that ultimately flows through to the "bottom-line" earnings growth. Our analysis must also take into account the most likely outlook for general economic activity including levels of inflation, interest rates, demographic trends, and other broad considerations that would affect our investments. Finally, growth must be viewed from both an absolute and relative perspective. Three years ago it was not difficult to find companies growing their revenues and earnings at very high double-digit rates. Today, with a weak economic backdrop, those high growth rates have moved down. So in evaluating the current market environment, each company must measure up well with our overall investment strategy.

Looking out over the next 12 months, earnings estimate revisions for the S&P 500 Index are increasing for the first time in years. In some cases, earnings have been better than expected, giving us reason to remain optimistic about the equity markets. If this trend continues it will give us reason to believe the outlook for equities is markedly improving. This would allow us to continue our strategy of positioning the Funds into more opportunistic companies that we believe are linked to a more robust recovery. As the economy recovers and capital spending returns to normal, long-term investors should remain committed to stay with a well-diversified portfolio that takes into account your risk tolerance, but also is positioned to take advantage of the equity market recovery as it develops. We ask for your patience and continued commitment to the growth investment style, so that when growth is back in favor faster-growing companies may once again be a strong contributor to your overall investment plan.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2003 (Unaudited)

ASSETS

Investment in Portfolio, at cost .......................   $  44,975,377
                                                           =============
Investment in Portfolio, at value ......................   $  47,818,101
Receivables:
        From Provident Investment Counsel, Inc. (Note 3)           3,177
Prepaid expenses .......................................           5,863
                                                           -------------
        Total assets ...................................      47,827,141
                                                           -------------
LIABILITIES

Deferred trustees' compensation (Note 3) ...............          14,019
Accrued expenses .......................................          81,522
                                                           -------------
        Total liabilities ..............................          95,541
                                                           -------------
NET ASSETS

Applicable to shares of beneficial interest outstanding    $  47,731,600
                                                           =============
Shares of beneficial interest outstanding ..............       7,259,372
                                                           -------------

Net asset value, offering and redemption price per share   $        6.58
                                                           =============
COMPONENTS OF NET ASSETS

Paid-in capital ........................................   $ 107,957,501
Accumulated net investment loss ........................        (173,838)
Accumulated net realized loss on investments ...........     (62,894,787)
Net unrealized appreciation on investments .............       2,842,724
                                                           -------------
        Net assets .....................................   $  47,731,600
                                                           =============

See accompanying Notes to Financial Statements.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME

Net investment loss allocated from Portfolio
Dividends (net of foreign taxes of $2,711) .....................................    $   175,269
Interest .......................................................................         11,823
Income from securities loaned - net ............................................          5,990
Expenses .......................................................................       (246,935)
                                                                                    -----------
        Net investment loss from Portfolio .....................................        (53,853)
                                                                                    -----------
Fund Expenses
Administration fees (Note 3) ...................................................         56,716
Transfer agent fees ............................................................         38,372
Reports to shareholders ........................................................          2,397
Registration expense ...........................................................          9,235
Audit fees .....................................................................          7,400
Legal fees .....................................................................         11,365
Trustee fees (Note 3) ..........................................................          4,186
Custody and accounting services fees ...........................................          2,976
Miscellaneous ..................................................................          1,693
                                                                                    -----------
        Total expenses .........................................................        134,340
                                                                                    -----------
        Less: fees waived and expenses absorbed (Note 3) .......................        (72,743)
                                                                                    -----------
        Net expenses ...........................................................         61,597
                                                                                    -----------
        Net investment loss ....................................................       (115,450)
                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments ...............................................     (6,453,422)
Net unrealized appreciation on investments .....................................      6,876,648
                                                                                    -----------
        Net realized and unrealized gain on investments ........................        423,226
                                                                                    -----------
        Net increase in net assets resulting from operations ...................    $   307,776
                                                                                    ===========




See accompanying Notes to Financial Statements.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months Ended       Year Ended
                                                                       April 30, 2003+    October 31, 2002
                                                                     -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss ...................................................   $   (115,450)       $   (542,248)
Net realized loss on investments ......................................     (6,453,422)        (17,357,070)
Net unrealized appreciation on investments ............................      6,876,648           3,417,329
                                                                          ------------        ------------
  Net increase (decrease) in net assets resulting from operations .....        307,776         (14,481,989)
                                                                          ------------        ------------
BENEFICIAL INTEREST SHARE TRANSACTIONS

Proceeds from shares sold .............................................      5,598,369          15,450,345
Cost of shares redeemed ...............................................    (10,708,025)        (32,823,822)
                                                                          ------------        ------------
Net decrease in net assets
  resulting from share transactions ...................................     (5,109,656)        (17,373,477)
                                                                          ------------        ------------

  Total decrease in net assets ........................................     (4,801,880)        (31,855,466)

NET ASSETS

Beginning of period ...................................................     52,533,480          84,388,946
                                                                          ------------        ------------
End of period .........................................................   $ 47,731,600        $ 52,533,480
                                                                          ============        ============

  Accumulated net investment loss .....................................   $   (173,838)       $   (174,010)
                                                                          ============        ============
CHANGE IN SHARES

Shares sold ...........................................................        859,691           1,910,342
Shares redeemed .......................................................     (1,802,467)         (4,169,485)
                                                                          ------------        ------------
Net decrease ..........................................................       (942,776)         (2,259,143)
                                                                          ============        ============


+ Unaudited

See accompanying Notes to Financial Statements.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Six Months Ended                    Year Ended October 31,
                                                         April 30, 2003+      2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $    6.40         $    8.07   $   20.69   $   21.72   $   17.75  $   18.14
                                                       ---------         ---------   ---------   ---------   ---------  ---------
Income from investment operations:
Net investment loss ...............................        (0.02)            (0.07)       (0.07)      (0.18)      (0.15)    (0.06)
Net realized and unrealized gain
 (loss) on investments .............................        0.20             (1.60)       (7.98)       2.66        5.40      3.04
                                                       ---------         ---------   ---------   ---------   ---------  ---------
Total from investment operations ..................         0.18             (1.67)       (8.05)       2.48        5.25      2.98
                                                       ---------         ---------   ---------   ---------   ---------  ---------
Less distributions:
From net realized gains ...........................          --                --         (4.57)      (3.51)      (1.28)    (3.37)
                                                       ---------         ---------   ---------   ---------   ---------  ---------
Net asset value, end of period ....................    $    6.58         $    6.40   $    8.07   $   20.69   $   21.72  $   17.75
                                                       =========         =========   =========   =========   =========  =========
Total return ......................................         2.81%^          (20.69%)    (49.40%)     11.21%      31.08%    19.60%

Ratios/supplemental data:
Net assets, end of period (millions) ..............    $   47.7           $  52.5     $   84.4    $  181.3    $  174.4   $  132.4

Ratios to average net assets:#++
Expenses ..........................................         1.25%++          1.25%      1.25%         1.25%       1.25%     1.25%
Net investment loss ...............................        (0.47%)++        (0.73%)    (0.67%)       (0.79%)     (0.73%)   (0.57%)

------------------

 + Unaudited.
++ Annualized.
^  Not Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
++ Net of fees waived. The combined fees waived were 0.41%, 0.33%, 0.21%, 0.10%, 0.11% and 0.16%, respectively.

See accompanying Notes to Financial Statements.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

Provident Investment Counsel Growth Fund I (the "Fund") is one of five series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the Provident Investment Counsel Growth Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Trust and the Portfolio. PIC also provides management services necessary for the operations of the Trust and the Portfolio and furnishes office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual administration fee for its services of $15,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2012, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.25% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the six months ended April 30, 2003 were $49,277 and $23,466, respectively.

At April 30, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $637,299. At April 30, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                    October 31,
                    --------------------------------------
                      2003       2004      2005     2006
                    --------  --------  --------  --------
                     198,209   209,564   156,783    72,743

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from the sales or redemptions of the Fund's shares during the six months ended April 30, 2003.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended April 30, 2003, the change in the value of the phantom account was unrealized depreciation of $4,879.

NOTE 4 - INVESTMENT TRANSACTIONS

For the six months ended April 30, 2003, additions and reductions in the investments in the Portfolio aggregated $5,618,846 and $10,847,584, respectively.

At April 30, 2003, the Fund owned 100% of the total net assets of the Portfolio.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on March 4, 2003 to ratify the appointment of Kevin E. Villani and William S. Anderson to the Board of Trustees, and to elect Thomas M. Mitchell as an additional Trustee to the Board of Trustees.

                                              For      Against    Abstained
                                           ---------------------------------
Ratify the Appointment of
Kevin E. Villani and William S. Anderson   19,740,819    2,326     2,835,340

Approval of the Election of
Thomas M. Mitchell                         19,731,402    2,326     2,844,756

                              PIC GROWTH PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON  STOCKS: 96.3%

AEROSPACE & DEFENSE: 2.4%
    22,900  Lockheed Martin Corp.(1) .........................      $ 1,146,145
                                                                    -----------
AIRLINES: 1.7%
    20,400  Ryanair Holdings PLC
            - ADR(1)* ........................................          809,268
                                                                    -----------
BIOTECHNOLOGY:  3.2%
    17,500  Amgen, Inc.* .....................................        1,072,925
    10,400  Gilead Sciences, Inc.(1)* ........................          479,856
                                                                    -----------
                                                                      1,552,781
                                                                    -----------
CHEMICALS/SPECIALTIES:  1.6%
    13,000  Praxair, Inc. ....................................          755,040
                                                                    -----------

COMPUTER COMMUNICATIONS: 3.5%
   111,100  Cisco Systems, Inc.* .............................        1,670,944
                                                                    -----------

COMPUTER PROCESS HARDWARE: 2.5%
    42,000  Dell Computer Corp.(1)* ..........................        1,214,220
                                                                    -----------

CONTRACT DRILLING: 1.6%
    19,200  Nabors Industries, Ltd. (1)* .....................          752,640
                                                                    -----------

DATA PROCESSING SERVICES: 2.1%
    10,100  Affiliated Computer
             Services, Inc.* .................................          481,770
                                                                    -----------
    17,100  Paychex, Inc.(1) .................................          532,494
                                                                    -----------
                                                                      1,014,264
                                                                    -----------
DEPARTMENT STORES: 2.4%
    20,016  Kohl's Corp.(1)* .................................        1,136,909
                                                                    -----------

DISCOUNT STORES: 5.2%
    27,500  Dollar Tree Stores, Inc.* ........................          699,875
                                                                    -----------
    31,700  Wal-Mart Stores, Inc. ............................        1,785,344
                                                                    -----------
                                                                      2,485,219
                                                                    -----------
ELECTRICAL PRODUCTS EQUIPMENT: 2.2%
    72,500  Applied Materials, Inc. (1)* .....................        1,058,500
                                                                    -----------

FINANCIAL SERVICES: 6.0%
    29,300  Freddie Mac ......................................        1,696,470
                                                                    -----------
    10,600  SLM Corp. ........................................        1,187,200
                                                                    -----------
                                                                      2,883,670
                                                                    -----------
HOME IMPROVEMENT: 1.4%
    15,800  Lowe's Companies, Inc.(1) ........................          693,462
                                                                    -----------


Shares                                                                   Value
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES: 3.3%
    52,900  General Electric Co.(1) ..........................     $  1,557,905
                                                                    -----------
INSURANCE BROKERS/SERVICES: 1.2%
    18,600  Willis Group Holdings Ltd. .......................          580,134
                                                                    -----------
INVESTMENT COMPANIES: 2.3%
    14,800  Goldman Sachs Group, Inc.(1) .....................        1,123,320
                                                                    -----------
MANAGED HEALTH CARE/HMO: 2.4%
    12,500  UnitedHealth Group, Inc.(1) ......................        1,151,625
                                                                    -----------
MEDIA CONGLOMERATES: 2.9%
    31,800  Viacom, Inc. - Class B* ..........................        1,380,438
                                                                    -----------
MEDICAL SPECIALTIES: 4.6%
    24,700  Medtronic, Inc.(1) ...............................        1,179,178
    19,300  St. Jude Medical, Inc.* ..........................        1,012,478
                                                                    -----------
                                                                      2,191,656
                                                                    -----------
MORTGAGE/LENDING SERVICES: 0.5%
     3,700  Countrywide Financial Corp. ......................          250,120
                                                                    -----------
OILFIELD SERVICING AND EQUIPMENTS: 2.6%
    33,400  BJ Services Co.(1)* ..............................        1,219,434
                                                                    -----------
OTHER CONSUMER SERVICES: 4.2%
    16,600  Apollo Group, Inc.(1)* ...........................          899,703
     6,700  eBay, Inc.* ......................................          621,559
    10,400  Weight Watchers
             International, Inc.(1)* .........................          488,592
                                                                    -----------
                                                                      2,009,854
                                                                    -----------
PACKAGED SOFTWARE: 3.7%
    68,900  Microsoft Corp.(1) ...............................        1,761,773
                                                                    -----------
PHARMACEUTICAL  - GENERIC: 1.1%
     9,200   Barr Laboratories, Inc.* ........................          511,520
                                                                    -----------
PHARMACEUTICAL  - MAJOR: 12.2%
    26,200  Johnson & Johnson ................................        1,476,632
    26,100  Merck & Co. ......................................        1,518,498
    92,200  Pfizer, Inc. .....................................        2,835,150
                                                                    -----------
                                                                      5,830,280
                                                                    -----------
PHARMACEUTICAL  - OTHER: 2.0%
    20,000  Teva Pharmaceuticals
             Industries, Inc. - ADR(1) .......................          934,000
                                                                    -----------

See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

Shares                                                                 Value
--------------------------------------------------------------------------------

RESTAURANTS: 1.8%
    26,500  Brinker International, Inc.(1)* ..................      $   841,375
                                                                    -----------

SEMICONDUCTORS: 6.6%
    59,300  Intel Corp. ......................................        1,091,120
    14,600  Maxim Integrated
             Products, Inc. ..................................          573,634
    66,630  Taiwan Semiconductor
             Manufacturing Co. Ltd. ADR* .....................          557,693
    35,100  Xilinx, Inc.(1)* .................................          950,157
                                                                    -----------
                                                                      3,172,604
                                                                    -----------
SPECIALTY INSURANCE: 3.9%
     9,900  Progressive Corp. ................................          673,200
    29,700  Radian Group, Inc. ...............................        1,179,090
                                                                    -----------
                                                                      1,852,290
                                                                    -----------
SPECIALTY STORES: 2.8%
    33,900  Bed Bath & Beyond, Inc.(1)* ......................        1,339,389
                                                                    -----------
TELECOM EQUIPMENT: 1.7%
    50,300  Nokia Corp. ......................................          833,471
                                                                    -----------
WIRELESS TELECOM: 0.7%
    93,200  Sprint Corp. - PCS Group(1)* .....................          326,200
                                                                    -----------
TOTAL COMMON STOCKS
         (cost $43,148,695) ..................................       46,040,450
                                                                    -----------

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 34.3%

MONEY MARKET INVESTMENTS: 5.0%
$1,198,778  BlackRock Provident
            Institutional Funds
            - TempCash Portfolio .............................      $ 1,198,777
 1,198,778  BlackRock Provident
            Institutional Funds
            - TempFund Portfolio .............................        1,198,778
                                                                    -----------
                                                                      2,397,555
                                                                    -----------
Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE NOTES: 13.7%
 $ 493,029  American Express,
            1.42%, 12/12/03(2) ...............................       $  493,029
    79,006  American Express,
            1.34%, 1/27/04(2) ................................           79,006
 1,103,503  Bear Stearns & Co.,
            1.43%, 1/15/04(2) ................................        1,103,503
 1,939,355  Bear Stearns & Co.,
            1.37%, 1/16/04(2) ................................        1,939,355
   871,343  Goldman Sachs & Co.,
            1.30%, 3/08/04(2) ................................          871,343
    73,887  Merrill Lynch,
            1.44%, 5/28/03(2) ................................           73,887
   478,026  Morgan Stanley,
            1.33%, 11/07/03(2) ...............................          478,026
   383,150  Morgan Stanley,
            1.34%, 10/22/03(2) ...............................          383,150
 1,127,769  National City Bank,
            1.59%, 11/10/03(2) ...............................        1,127,769
                                                                    -----------
                                                                      6,549,068
                                                                    -----------
COMMERCIAL PAPER: 5.3%
   280,565  Concord Minute Maid,
            1.27%, 5/15/03(2) ................................          280,565
   467,609  Fairway Financial Corp.,
            1.27%, 5/15/03(2) ................................          467,609
 1,614,943  Scaldis Capital, 1.27%, 5/15/03(2) ...............        1,614,943
   163,829  Sheffield Receivables,
            1.27%, 5/20/03(2) ................................          163,829
                                                                    -----------
                                                                      2,526,946
                                                                    -----------
TIME DEPOSITS: 7.7%
 3,237,483  Nordea Bank, 1.36%, 5/1/03(2) ....................        3,237,483
   489,086  KBC Bank NV, 1.26%, 5/1/03(2) ....................          489,086
                                                                    -----------
                                                                      3,726,569
                                                                    -----------
REPURCHASE AGREEMENT: 2.6%
 1,226,852  UBS Securities, 1.26%, 5/1/03
            (cost $4,355,697)(2)(3) ..........................        1,226,852
                                                                    -----------

See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(cost $ 16,426,990)                                                 $16,426,990
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
(cost $59,575,685): 130.6%                                           62,467,440
                                                                    -----------

Shares                                                                   Value
--------------------------------------------------------------------------------
OTHER ASSETS: 0.1%
Receivables:
Dividends and interest                                                    6,660
Prepaid insurance                                                         1,677
Other assets                                                             24,586
                                                                    -----------
Total Other Assets                                                       32,923
                                                                    -----------
TOTAL ASSETS                                                         62,500,363
                                                                    -----------

Shares                                                                   Value
--------------------------------------------------------------------------------

LIABILITIES: (30.7%)
Payables:
  Collateral for securities loaned (Note 4)                         $14,029,435
  Investment securities purchased                                       526,888
  Shares of beneficial interests redeemed                                37,154
  Due to Advisor (Note 3)                                                14,799
Deferred trustees' compensation (Note 3)                                 36,930
Accrued expenses                                                         36,909
                                                                    -----------
  Total Liabilities                                                  14,682,115
                                                                    -----------
NET ASSETS: 100.0%                                                  $47,818,248
                                                                    ===========
----------------
* Non-income producing security.
ADR - American Depository Receipt.

(1) This security or a portion of this security is out on loan at April 30, 2003. Total loaned securities had a market value of $13,388,423 at April 30, 2003.
(2) This security is purchased with cash proceeds from securities loaned.
(3) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or bankers' acceptances.

See accompanying Notes to Financial Statements.

PIC GROWTH PORTFOLIO

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME

Income
   Dividends (net of foreign taxes of $2,765) .................   $   178,497
   Interest ...................................................        12,047
   Income from securities loaned - net ........................         6,101
                                                                  -----------
         Total Income .........................................       196,645
                                                                  -----------

Expenses
   Investment advisory fees (Note 3) ..........................       201,194
   Administration fees (Note 3) ...............................        25,149
   Accounting services fees ...................................        32,400
   Custodian fees .............................................        10,082
   Audit fees .................................................        11,901
   Legal fees .................................................        12,062
   Insurance expense ..........................................         2,004
   Trustee fees (Note 3) ......................................        10,811
   Miscellaneous ..............................................         1,788
                                                                  -----------
Total expenses ................................................       307,391
Less: fees waived (Note 3) ....................................       (55,898)
                                                                  -----------
   Net expenses ...............................................       251,493
                                                                  -----------
   Net investment loss ........................................       (54,848)
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments ..............................    (6,542,173)
Net unrealized appreciation on investments ....................     6,981,189
  Net realized and unrealized gain on investments .............       439,016
                                                                  -----------

Net increase in net assets resulting from operations ..........   $   384,168
                                                                  ===========


See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months Ended     Year Ended
                                                                       April 30, 2003+   October 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:                               ----------------   ----------------

OPERATIONS
Net investment loss ..................................................    $    (54,848)      $   (363,157)
Net realized loss on investments .....................................      (6,542,173)       (17,686,476)
Net unrealized appreciation on investments ...........................       6,981,189          3,519,756
                                                                          ------------       ------------
  Net increase (decrease) in net assets resulting from operations ....         384,168        (14,529,877)
                                                                          ------------       ------------
TRANSACTIONS IN INTERESTS:

Contributions by Holders .............................................       5,685,670         15,977,659
Withdrawals by Holders ...............................................     (12,096,507)       (33,428,533)
                                                                          ------------       ------------

Net decrease in net assets resulting from transactions in interests ..      (6,410,837)       (17,450,874)
                                                                          ------------       ------------

    Total decrease in net assets .....................................      (6,026,669)       (31,980,751)

NET ASSETS

  Beginning of period ................................................      53,844,917         85,825,668
                                                                          ------------       ------------
  End of period ......................................................    $ 47,818,248       $ 53,844,917
                                                                          ============       ============




SELECTED RATIO DATA

                                                        Six Months Ended                Year Ended October 31,
                                                        April 30, 2003+         2002    2001    2000    1999    1998
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:*
  Expenses .........................................       1.00%++            1.00%    1.00%   1.00%   1.00%   1.00%
  Net investment loss ..............................      (0.22%)++          (0.48%)  (0.41%) (0.53%) (0.49%) (0.32%)
  Total return** ...................................       2.93%^            (20.44%)     -       -       -       -
Portfolio Turnover Rate ............................      30.31%^             83.09%  105.02% 148.85%  80.34%  81.06%

 + Unaudited.
++ Annualized.
 ^ Not Annualized.
 * Net of fees waived of 0.22%, 0.12%, 0.02%, 0.00%, 0.00%, and 0.02% of average net assets, respectively.
** Required by the AICPA Audit and Accounting Guide for Investment Companies for periods beginning after December 15, 2000.

See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

PIC Growth Portfolio (the "Portfolio") was organized on December 11, 1991 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Securities. Equity securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Equity securities traded on NASDAQ are valued at NASDAQ Official Closing Price on the day of valuation. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividend Income and Distributions. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

E Securities Loans. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolio. PIC also provides management services necessary for the operations of the Portfolio and furnishes office facilities. U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of the average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

PIC receives an investment advisory fee for its services to the Portfolio, at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. For the six months ended April 30, 2003, PIC waived fees of $55,898.

The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At April 30, 2003, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Portfolio is $166,844. At April 30, 2003, the Adviser may recapture a portion of the above amounts no later the dates as stated below:

                                     October 31,
                        ------------------------------------

                          2003      2004     2005     2006
                        ------------------------------------
                        $1,869    $21,125  $87,952   $55,898

                              PIC GROWTH PORTFOLIO

On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. I f a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the six months ended April 30, 2003, the change in the value of the phantom account included unrealized appreciation of $2,556.

NOTE 4 - INVESTMENT TRANSACTIONS

The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

At April 30, 2003, the Portfolio loaned equity securities having a fair value of $13,388,423 and received cash collateral of $14,029,435. The cash collateral is reinvested in short term securities and money market funds with interest rates ranging from 1.3% to 1.6% and maturity dates from 05/01/2003 through 03/08/2004.

The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the six months ended April 30, 2003 were $14,728,388 and $20,203,501, respectively.

The cost of securities for federal income tax purposes was $59,575,685. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

        Gross unrealized appreciation ........................   $   5,340,175
        Gross unrealized depreciation ........................      (2,448,420)
        Net unrealized appreciation ..........................   $   2,891,755

                      This page intentionally left blank.

PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST and PIC PORTFOLIOS
William S. Anderson, Trustee
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Wayne H. Smith, Trustee
Kevin E. Villani, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

INVESTMENT ADVISOR
Provident Investment Counsel
300 N. Lake Avenue Pasadena, CA 91101 (626) 449-8500

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street Milwaukee, WI 53202

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP

WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?

COMMITMENT TO OUR SHAREHOLDERS

     o Dedicated investment team managing your investments
     o Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
     o "Pure growth" philosophy and consistent investment style
     o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
     o Significant number of professionals committed to growth philosophy
     o Transparent process that "digs deep" into company fundamentals

--------------------------------------------------------------------------------
This semi-annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after June 30, 2003, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                        Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com


                                                                          (6/03)

Item 2: Code of Ethics - Not applicable to Semi-Annual Report

Item 3: Audit Committee Financial Expert - Not applicable to Semi-Annual Report

Item 4: Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Items 5-8: Reserved.

Item 9: Controls and Procedures -

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits: - Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as require by Rule 30a-2 under the Act (17 CFR 270.30a-2)

(c)      Certification pursuant to Section 906 of the Sarbanes-Oxley Act





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIC GROWTH PORTFOLIO

By (Signature and Title)* /S/ THOMAS M. MITCHELL
                          -----------------------
                              Thomas M. Mitchell
                              President


Date: July 2, 2003
    ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIC GROWTH PORTFOLIO

By (Signature and Title)* /S/ WILLIAM T. WARNICK
                          --------------------------------
                              William T. Warnick
                              Vice President and Treasurer


Date: July 2, 2003
    ---------------------------

FORM N-CSR CERTIFICATION

I, Thomas M. Mitchell, certify that:

1.   I have reviewed this report on Form N-CSR of PIC Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: July 2, 2003                         /S/ THOMAS M. MITCHELL
    ------------------                     ----------------------
                                           Thomas M. Mitchell
                                           President

FORM N-CSR CERTIFICATION

I, William T. Warnick, certify that:

1.   I have reviewed this report on Form N-CSR of PIC Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: July 2, 2003                                 /S/ WILLIAM T. WARNICK
     ------------------                            ----------------------------
                                                   William T. Warnick
                                                   Vice President and Treasurer

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

         Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of PIC Growth Portfolio, do hereby certify, to such officer's knowledge, that the report on Form N-CSR of PIC Growth Portfolio for the period ended April 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of PIC Growth Portfolio.


/S/ THOMAS M. MITCHELL             /S/ WILLIAM T. WARNICK
----------------------             ----------------------------------------
Thomas M. Mitchell                 William T. Warnick
President, PIC Growth Portfolio    Vice President and Treasurer, PIC Growth
                                   Portfolio


Dated: July 2, 2003


A signed original of this written statement required by Section 906 has been provided by PIC Growth Portfolio and will be retained by PIC Growth Portfolio and furnished to the SEC or its staff upon request.